Bingham McCutchen LLP
                               One Federal Street
                          Boston, Massachusetts 02110



October 30, 2009



Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pioneer Series Trust I (the "Trust")
       Post-Effective Amendment No. 14 to the Registration Statement on
         Form N-1A (File Nos. 333-108472 and 811-21425)
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Ladies and Gentlemen:

     Attached for filing on behalf of the Trust is Post-Effective Amendment No. 14 to the Trust's registration statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 16 under the Investment Company Act of 1940, as amended (the "Amendment"), relating to Pioneer Oak Ridge Small Cap Growth Fund (the "Fund"), a series of the Trust.

     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act and is intended to become effective on December 29, 2009. The Amendment is being filed for the purpose of registering Class Y shares of the fund.

     Please contact the undersigned at 617-951-8458 or Toby R. Serkin at 617-951-8760 with any questions or comments relating to the filing.

Very truly yours,



/s/Jeremy B. Kantrowitz, Esq.
-----------------------------
   Jeremy B. Kantrowitz, Esq.


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.